U.S. SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.The name and address of issuer:

  MONY Life of America Variable Account L

2.The name of each series or class of funds for which this notice is filed:

MONY Series Fund, Inc., Enterprise Accumulation Trust,
Van Eck Worldwide Insurance Trust,Dreyfus Institutional Funds,
T. Rowe Price, Janus Aspen Series, Fidelity Variable Insurance
Products,The Universal Institutional Funds, Inc., Alger American Funds, INVESCO Variable Investment Funds, Inc.,Lord Abbett Series,
PBHG Insurance Series Fund, PIMCO Variable Insurance Trust.

3.Investment Company Act File Number:

  Securities Act File Number:
  33-82570
   2-95990
  333-06071
  333-56969
  333-64417
  333-72596
  333-72578
  333-104162
  333-104156

4(a).Last day of fiscal year for which this notice is filed: 				 12/31/03

4(b).Check box if this notice is being filed late (i.e., more than 90 calendar redeemed days after the end of the issuer's fiscal year). (See Instructions A.2)

                              -----

4(c).Check box if this is the last time the issuer will be filing this Form.

                              -----

5.Calculation of registration fee:

(i)Aggregate sale price of securities sold during the fiscal year
 pursuant to section 24(f):		$ 252,528,162

(ii)Aggregate price of securities redeemed or repurchased during
the fiscal year: 			$ 183,464,616

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending on earlier than October 11,1995 that were not previously used to reduce registration fees payable
to the Commission:			$ 0

(iv)Total available redemption credits [add Items5(ii)
and 5(iii)]:				$ 183,464,616

(v)Net sales-if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:	$ 69,063,546

(vi)Redemption credits available for use in future years $ 0
 - if Item (i) is less than Item 5(iv) [subtract
 item 5(iv) from Item 5(i)]:

(vii)Multiplier for determining fee (See Instruction C.9): 				     x.0001267

(viii)Registration fee due [multiply Item 5(v) by Item 5
(vii)] enter "0" if no fee is due):		    =$ 8,750.35

6.      Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here: _______ .
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.


7.Interest due-if this Form is being filed more than 90 days
after the end of the issuer's fiscal year (see Instruction D):								 +$ 0

8.Total of the amount of the registration fee due plus
any interest due [line 5(viii) plus line7]:    =$ 8,750.35

9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 3/28/2004

         Method of Delivery:
				_X_ Wire Transfer
				___ Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of theissuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Arnold Brousell


 ------------------------------------------
     Vice President and Controller

Date:  3/28/2004